Document and Entity Information	Jan. 13, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 13, 2025
Entity File Number	001-37591
Entity Registrant Name	EASTERN ENERGY GAS HOLDINGS, LLC
Entity Incorporation State Country Code	VA
Entity Address Address Line 1	10700 Energy Way
Entity Address City Or Town	Glen Allen
Entity Address State Or Province	VA
Entity Address Postal Zip Code	23060
City Area Code	804
Local Phone Number	613-5100
Entity Tax Identification Number	46-3639580
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001603291
Amendment Flag	false